Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential mortgages (Detail) - Allowance for credit losses [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,250	$ 2,326
Provision for credit losses
Write-offs		(1,425)
Recoveries		330
Exchange rate and other		(27)
Balance at end of period		2,250
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	378
Provision for credit losses
Model changes	26
Purchases and originations	64
Derecognitions and maturities	(23)
Remeasurements	(20)
Write-offs	(51)
Recoveries	8
Balance at end of period	382	378
Residential mortgages [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	140
Provision for credit losses
Model changes	20
Transfers in (out) to Stage 1	59
Transfers in (out) to Stage 2	(18)
Transfers in (out) to Stage 3	(2)
Purchases and originations	63
Derecognitions and maturities	(13)
Remeasurements	(110)
Exchange rate and other	3
Balance at end of period	142	140
Residential mortgages [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	65
Provision for credit losses
Model changes	2
Transfers in (out) to Stage 1	(59)
Transfers in (out) to Stage 2	23
Transfers in (out) to Stage 3	(16)
Purchases and originations	1
Derecognitions and maturities	(10)
Remeasurements	56
Exchange rate and other	2
Balance at end of period	64	65
Residential mortgages [member] | Impaired Stage Three [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	173
Provision for credit losses
Model changes	4
Transfers in (out) to Stage 2	(5)
Transfers in (out) to Stage 3	18
Remeasurements	34
Write-offs	(51)
Recoveries	8
Exchange rate and other	(5)
Balance at end of period	$ 176	$ 173